Securities (Tables)	12 Months Ended
Sep. 30, 2012
Securities [Abstract]
Amortized Cost, Estimated Fair Value, And Gross Unrealized Gains And Losses Of AFS And HTM Securities

	September 30, 2012
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(Dollars in thousands)
AFS:
GSE debentures	$857,409	$4,317	$2	$861,724
Municipal bonds	2,435	81	--	2,516
Trust preferred securities	2,912	--	614	2,298
MBS	505,169	35,137	--	540,306
	1,367,925	39,535	616	1,406,844

HTM:
GSE debentures	49,977	247	--	50,224
Municipal bonds	45,334	1,822	--	47,156
MBS	1,792,636	79,883	--	1,872,519
	1,887,947	81,952	--	1,969,899
	$3,255,872	$121,487	$616	$3,376,743

	September 30, 2011
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(Dollars in thousands)
AFS:
GSE debentures	$746,545	$1,996	$233	$748,308
Municipal bonds	2,628	126	--	2,754
Trust preferred securities	3,681	--	740	2,941
MBS	690,675	41,764	3	732,436
	1,443,529	43,886	976	1,486,439

HTM:
GSE debentures	633,483	3,171	--	636,654
Municipal bonds	56,994	2,190	4	59,180
MBS	1,679,640	59,071	153	1,738,558
	2,370,117	64,432	157	2,434,392
	$3,813,646	$108,318	$1,133	$3,920,831

Schedule Of Estimated Fair Value And Gross Unrealized Losses Of Securities In Continuous Unrealized Loss Position

	September 30, 2012
	Less Than			Equal to or Greater
	12 Months			Than 12 Months
		Estimated			Estimated
		Fair	Unrealized		Fair	Unrealized
	Count	Value	Losses	Count	Value	Losses
	(Dollars in thousands)
AFS:
GSE debentures	2	$42,733	$2	--	$--	$--
Trust preferred securities	--	--	--	1	2,298	614
MBS	--	--	--	--	--	--
	2	$42,733	$2	1	$2,298	$614

HTM:
GSE debentures	--	$--	$--	--	$--	$--
Municipal bonds	--	--	--	--	--	--
MBS	--	--	--	--	--	--
	--	$--	$--	--	$--	$--

	September 30, 2011
	Less Than			Equal to or Greater
	12 Months			Than 12 Months
		Estimated			Estimated
		Fair	Unrealized		Fair	Unrealized
	Count	Value	Losses	Count	Value	Losses
	(Dollars in thousands)
AFS:
GSE debentures	7	$230,848	$233	--	$--	$--
Trust preferred securities	--	--	--	1	2,941	740
MBS	5	1,189	3	--	--	--
	12	$232,037	$236	1	$2,941	$740

HTM:
GSE debentures	--	$--	$--	--	$--	$--
Municipal bonds	2	615	4	--	--	--
MBS	1	25,142	153	--	--	--
	3	$25,757	$157	--	$--	$--

Schedule Of Contractual Maturities

	AFS		HTM		Total
		Estimated		Estimated		Estimated
	Amortized	Fair	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value	Cost	Value
	(Dollars in thousands)

One year or less	$60,075	$60,120	$5,456	$5,500	$65,531	$65,620
One year through five years	775,223	779,615	77,205	78,701	852,428	858,316
Five years through ten years	169,555	182,283	358,423	377,900	527,978	560,183
Ten years and thereafter	363,072	384,826	1,446,863	1,507,798	1,809,935	1,892,624
	$1,367,925	$1,406,844	$1,887,947	$1,969,899	$3,255,872	$3,376,743

Carrying Value Of Mortgage Backed Securities In Portfolio

	At September 30,
	2012	2011
	(Dollars in thousands)
FNMA	$1,324,293	$1,384,396
FHLMC	824,197	823,728
GNMA	183,778	202,340
Private Issuer	674	1,612
	$2,332,942	$2,412,076

Schedule Of Taxable And Non-taxable Components Of Interest Income

	For the Year Ended
	September 30,
	2012	2011	2010
	(Dollars in thousands)
Taxable	$14,309	$17,180	$13,547
Non-taxable	1,635	1,897	2,135
	$15,944	$19,077	$15,682

Schedule Of Amortized Cost And Estimated Fair Value Of Securities Pledged As Collateral

	September 30,
	2012		2011
		Estimated		Estimated
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
	(Dollars in thousands)

Repurchase agreements	$400,827	$427,864	$571,016	$597,286
Retail deposits	--	--	44,429	44,991
Public unit deposits	219,913	232,514	116,472	124,785
Federal Reserve Bank	49,472	52,122	26,666	27,939
	$670,212	$712,500	$758,583	$795,001